Related Party Transactions and Balances (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions and Balances [Abstract]
Contributions by the shareholders		$ 77,090,648	$ 951,539
Amounts paid on behalf of the Group by the shareholders	[1]	1,135,484	7,850,431
Amounts paid by the Group on behalf of the shareholders		(1,647,064)	(2,296,354)
Distributions to shareholders		(53,279,016)	(29,209,289)
Total		$ 23,300,052	$ (22,703,673)

[1]	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.